Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 823,124	₩ 506,804	₩ 492,096
Non-taxable income	(40,080)	(38,989)	(85,589)
Non-deductible expenses	31,285	52,648	44,770
Tax credit and tax reduction	(34,300)	(29,484)	(25,756)
Changes in unrecognized deferred taxes	31,857	(84,276)	83,623
Others (income tax refund, etc.)	(66,232)	29,335	10,336
Income tax expense	₩ 745,654	₩ 436,038	₩ 519,480